J.P. MORGAN INCOME FUNDS
JPMorgan Core Bond Fund
JPMorgan High Yield Fund
(each, a “Fund” and collectively, the “Funds”)
(each a series of JPMorgan Trust II)
(All Share Classes)
Supplement dated September 15, 2025
to the current Summary Prospectuses and Prospectuses, as supplemented
Effective November 1, 2025, the Board of Trustees of JPMorgan Trust II has approved net expense ratio reductions for the Funds. Therefore, the “Annual Fund Operating Expenses” and “Example” tables in the Summary Prospectuses and Prospectuses for the Funds are hereby deleted in their entirety and replaced with the corresponding tables below:
Core Bond Fund
Class A, Class C and Class I Shares

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	0.28%	0.28%	0.28%

Distribution (Rule 12b‑1) Fees	0.25	0.75	NONE

Other Expenses	0.30	0.30	0.30

Service Fees	0.25	0.25	0.25

Remainder of Other Expenses	0.05	0.05	0.05

Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	0.84	1.34	0.59

Fee Waivers and/or Expense Reimbursements[1]	-0.14	-0.14	-0.14

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.70	1.20	0.45

1
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.70%, 1.20% and 0.45% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/26, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/26 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

SUP‑INC‑925

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	444	620	810	1,361

CLASS C SHARES ($)	222	411	721	1,463

CLASS I SHARES ($)	46	175	315	725

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	444	620	810	1,361

CLASS C SHARES ($)	122	411	721	1,463

CLASS I SHARES ($)	46	175	315	725
Class R2, Class R3, Class R4, Class R5 and Class R6 Shares

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class R2		Class R3		Class R4		Class R5		Class R6
Management Fees	0.28%		0.28%		0.28%		0.28%		0.28%

Distribution (Rule 12b‑1) Fees	0.50		0.25		NONE		NONE		NONE

Other Expenses	0.31		0.30		0.30		0.15		0.05

Service Fees		0.25		0.25		0.25		0.10		NONE

Remainder of Other Expenses		0.06		0.05		0.05		0.05		0.05

Acquired Fund Fees and Expenses	0.01		0.01		0.01		0.01		0.01

Total Annual Fund Operating Expenses	1.10		0.84		0.59		0.44		0.34

Fee Waivers and/or Expense Reimbursements[1]	-0.05		-0.04		-0.04		-0.04		-0.04

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	1.05		0.80		0.55		0.40		0.30

1
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.05%, 0.80%, 0.55%, 0.40% and 0.30% of the average daily net assets of Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/26, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/26 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	107	345	601	1,336
CLASS R3 SHARES ($)	82	264	462	1,033
CLASS R4 SHARES ($)	56	185	325	734
CLASS R5 SHARES ($)	41	137	242	551

CLASS R6 SHARES ($)	31	105	187	427
High Yield Fund
Class A, Class C and Class I Shares

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	0.50%	0.50%	0.50%

Distribution (Rule 12b‑1) Fees	0.25	0.75	NONE

Other Expenses	0.35	0.35	0.34

Service Fees	0.25	0.25	0.25

Remainder of Other Expenses	0.10	0.10	0.09

Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.11	1.61	0.85

Fee Waivers and/or Expense Reimbursements[1]	-0.26	-0.26	-0.25

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.85	1.35	0.60

1
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.85%, 1.35% and 0.60% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds for all Share Classes. These waivers are in effect through 10/31/26, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/26 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	459	690	939	1,654

CLASS C SHARES ($)	237	483	852	1,755

CLASS I SHARES ($)	61	246	447	1,026

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	459	690	939	1,654

CLASS C SHARES ($)	137	483	852	1,755

CLASS I SHARES ($)	61	246	447	1,026
Class R2, Class R3, Class R4, Class R5 and Class R6 Shares

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class R2		Class R3		Class R4		Class R5		Class R6
Management Fees	0.50%		0.50%		0.50%		0.50%		0.50%

Distribution (Rule 12b‑1) Fees	0.50		0.25		NONE		NONE		NONE

Other Expenses	0.40		0.35		0.46		0.21		0.09

Service Fees		0.25		0.25		0.25		0.10		NONE

Remainder of Other Expenses		0.15		0.10		0.21		0.11		0.09

Acquired Fund Fees and Expenses	0.01		0.01		0.01		0.01		0.01

Total Annual Fund Operating Expenses	1.41		1.11		0.97		0.72		0.60

Fee Waivers and/or Expense Reimbursements[3]	-0.21		-0.16		-0.27		-0.17		-0.15

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	1.20		0.95		0.70		0.55		0.45

1
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.20%, 0.95%, 0.70%, 0.55% and 0.45% of the average daily net assets of Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/26 at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/26 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	122	426	751	1,673

CLASS R3 SHARES ($)	97	337	596	1,337

CLASS R4 SHARES ($)	72	282	510	1,165

CLASS R5 SHARES ($)	56	213	384	879

CLASS R6 SHARES ($)	46	177	320	736

In addition, the information pertaining to each of the Funds in the “Additional Fee and Expense Information” section in the Prospectuses of the Funds are hereby deleted in their entirety and replaced with the following:
Class A, Class C and Class I Shares

	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan Core Bond Fund	A	0.70%	0.84%
	C	1.20%	1.34%
	I	0.45%	0.59%
JPMorgan High Yield Fund	A	0.85%	1.11%
	C	1.35%	1.61%
	I	0.60%	0.85%
A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On 11/1/25, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•	There is no sales charge (load) on reinvested dividends.

•
The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates; and the Gross Expense Ratios thereafter.

“Gross Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.”

JPMorgan Core Bond Fund

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2026	$444	1.06%	0.39%	0.39%	$122	5.00%	3.80%	3.80%
October 31, 2027	86	6.12	4.56	4.16	142	10.25	7.60	3.66
October 31, 2028	90	11.42	8.91	4.16	147	15.76	11.54	3.66
October 31, 2029	93	16.99	13.45	4.16	152	21.55	15.62	3.66
October 31, 2030	97	22.84	18.17	4.16	158	27.63	19.85	3.66
October 31, 2031	101	28.98	23.08	4.16	164	34.01	24.24	3.66
October 31, 2032	106	35.43	28.20	4.16	170	40.71	28.78	3.66
October 31, 2033	110	42.21	33.53	4.16	176	47.75	33.50	3.66
October 31, 2034	115	49.32	39.09	4.16	114	55.13	39.05	4.16
October 31, 2035	119	56.78	44.88	4.16	119	62.89	44.84	4.16

1
The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended October 31, 2026) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$222	4.00%	2.80%	2.80%

	Class I
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2026	$46	5.00%	4.55%	4.55%
October 31, 2027	63	10.25	9.16	4.41
October 31, 2028	66	15.76	13.97	4.41
October 31, 2029	69	21.55	19.00	4.41
October 31, 2030	72	27.63	24.25	4.41
October 31, 2031	75	34.01	29.73	4.41
October 31, 2032	78	40.71	35.45	4.41
October 31, 2033	82	47.75	41.42	4.41
October 31, 2034	85	55.13	47.66	4.41
October 31, 2035	89	62.89	54.17	4.41
JPMorgan High Yield Fund

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2026	$459	1.06%	0.24%	0.24%	$137	5.00%	3.65%	3.65%
October 31, 2027	113	6.12	4.14	3.89	170	10.25	7.16	3.39
October 31, 2028	118	11.42	8.20	3.89	175	15.76	10.80	3.39
October 31, 2029	122	16.99	12.40	3.89	181	21.55	14.55	3.39
October 31, 2030	127	22.84	16.78	3.89	188	27.63	18.44	3.39
October 31, 2031	132	28.98	21.32	3.89	194	34.01	22.45	3.39
October 31, 2032	137	35.43	26.04	3.89	200	40.71	26.60	3.39
October 31, 2033	143	42.21	30.94	3.89	207	47.75	30.89	3.39
October 31, 2034	148	49.32	36.03	3.89	148	55.13	35.99	3.89
October 31, 2035	154	56.78	41.33	3.89	154	62.89	41.28	3.89

1
The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended October 31, 2026) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$237	4.00%	2.65%	2.65%

	Class I
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2026	$61	5.00%	4.40%	4.40%
October 31, 2027	91	10.25	8.73	4.15
October 31, 2028	94	15.76	13.25	4.15
October 31, 2029	98	21.55	17.94	4.15
October 31, 2030	102	27.63	22.84	4.15
October 31, 2031	107	34.01	27.94	4.15
October 31, 2032	111	40.71	33.25	4.15
October 31, 2033	116	47.75	38.78	4.15
October 31, 2034	120	55.13	44.54	4.15
October 31, 2035	125	62.89	50.53	4.15
Class R2, Class R3, Class R4, Class R5 and Class R6 Shares

	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan Core Bond Fund	R2	1.05%	1.10%
	R3	0.80%	0.84%
	R4	0.55%	0.59%
	R5	0.40%	0.44%
	R6	0.30%	0.34%
JPMorgan High Yield Fund	R2	1.20%	1.41%
	R3	0.95%	1.11%
	R4	0.70%	0.97%
	R5	0.55%	0.72%
	R6	0.45%	0.60%
A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On 11/1/25, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•	There is no sales charge (load) on reinvested dividends.

•
The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates; and the Gross Expense Ratios thereafter.

“Gross Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.”

JPMorgan Core Bond Fund

	Class R2
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2026	$107	5.00%	3.95%	3.95%
October 31, 2027	117	10.25	8.00	3.90
October 31, 2028	121	15.76	12.22	3.90
October 31, 2029	126	21.55	16.59	3.90
October 31, 2030	131	27.63	21.14	3.90
October 31, 2031	136	34.01	25.86	3.90
October 31, 2032	141	40.71	30.77	3.90
October 31, 2033	147	47.75	35.87	3.90
October 31, 2034	152	55.13	41.17	3.90
October 31, 2035	158	62.89	46.68	3.90

	Class R3
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2026	$82	5.00%	4.20%	4.20%
October 31, 2027	89	10.25	8.53	4.16
October 31, 2028	93	15.76	13.05	4.16
October 31, 2029	97	21.55	17.75	4.16
October 31, 2030	101	27.63	22.65	4.16
October 31, 2031	105	34.01	27.75	4.16
October 31, 2032	110	40.71	33.07	4.16
October 31, 2033	114	47.75	38.60	4.16
October 31, 2034	119	55.13	44.37	4.16
October 31, 2035	124	62.89	50.38	4.16

	Class R4
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2026	$56	5.00%	4.45%	4.45%
October 31, 2027	63	10.25	9.06	4.41
October 31, 2028	66	15.76	13.87	4.41
October 31, 2029	69	21.55	18.89	4.41
October 31, 2030	72	27.63	24.13	4.41
October 31, 2031	75	34.01	29.60	4.41
October 31, 2032	78	40.71	35.32	4.41
October 31, 2033	82	47.75	41.29	4.41
October 31, 2034	85	55.13	47.52	4.41
October 31, 2035	89	62.89	54.02	4.41

	Class R5
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2026	$41	5.00%	4.60%	4.60%
October 31, 2027	47	10.25	9.37	4.56
October 31, 2028	49	15.76	14.36	4.56
October 31, 2029	51	21.55	19.57	4.56
October 31, 2030	54	27.63	25.02	4.56
October 31, 2031	56	34.01	30.73	4.56
October 31, 2032	59	40.71	36.69	4.56
October 31, 2033	62	47.75	42.92	4.56
October 31, 2034	64	55.13	49.44	4.56
October 31, 2035	67	62.89	56.25	4.56

	Class R6
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2026	$31	5.00%	4.70%	4.70%
October 31, 2027	36	10.25	9.58	4.66
October 31, 2028	38	15.76	14.69	4.66
October 31, 2029	40	21.55	20.03	4.66
October 31, 2030	42	27.63	25.62	4.66
October 31, 2031	44	34.01	31.48	4.66
October 31, 2032	46	40.71	37.60	4.66
October 31, 2033	48	47.75	44.02	4.66
October 31, 2034	50	55.13	50.73	4.66
October 31, 2035	52	62.89	57.75	4.66
JPMorgan High Yield Fund

	Class R2
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2026	$122	5.00%	3.80%	3.80%
October 31, 2027	149	10.25	7.53	3.59
October 31, 2028	154	15.76	11.39	3.59
October 31, 2029	160	21.55	15.39	3.59
October 31, 2030	166	27.63	19.53	3.59
October 31, 2031	172	34.01	23.82	3.59
October 31, 2032	178	40.71	28.26	3.59
October 31, 2033	184	47.75	32.87	3.59
October 31, 2034	191	55.13	37.64	3.59
October 31, 2035	198	62.89	42.58	3.59

	Class R3
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2026	$97	5.00%	4.05%	4.05%
October 31, 2027	118	10.25	8.10	3.89
October 31, 2028	122	15.76	12.30	3.89
October 31, 2029	127	21.55	16.67	3.89
October 31, 2030	132	27.63	21.21	3.89
October 31, 2031	137	34.01	25.92	3.89
October 31, 2032	142	40.71	30.82	3.89
October 31, 2033	148	47.75	35.91	3.89
October 31, 2034	154	55.13	41.20	3.89
October 31, 2035	160	62.89	46.69	3.89

	Class R4
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2026	$72	5.00%	4.30%	4.30%
October 31, 2027	103	10.25	8.50	4.03
October 31, 2028	107	15.76	12.88	4.03
October 31, 2029	112	21.55	17.42	4.03
October 31, 2030	116	27.63	22.16	4.03
October 31, 2031	121	34.01	27.08	4.03
October 31, 2032	126	40.71	32.20	4.03
October 31, 2033	131	47.75	37.53	4.03
October 31, 2034	136	55.13	43.07	4.03
October 31, 2035	142	62.89	48.84	4.03

	Class R5
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2026	$56	5.00%	4.45%	4.45%
October 31, 2027	77	10.25	8.92	4.28
October 31, 2028	80	15.76	13.58	4.28
October 31, 2029	84	21.55	18.44	4.28
October 31, 2030	87	27.63	23.51	4.28
October 31, 2031	91	34.01	28.80	4.28
October 31, 2032	95	40.71	34.31	4.28
October 31, 2033	99	47.75	40.06	4.28
October 31, 2034	103	55.13	46.06	4.28
October 31, 2035	107	62.89	52.31	4.28

	Class R6
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2026	$46	5.00%	4.55%	4.55%
October 31, 2027	64	10.25	9.15	4.40
October 31, 2028	67	15.76	13.95	4.40
October 31, 2029	70	21.55	18.97	4.40
October 31, 2030	73	27.63	24.20	4.40
October 31, 2031	76	34.01	29.67	4.40
October 31, 2032	80	40.71	35.37	4.40
October 31, 2033	83	47.75	41.33	4.40
October 31, 2034	87	55.13	47.55	4.40
October 31, 2035	90	62.89	54.04	4.40

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE